Income taxes (Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	€ 210,461	[1]
Expiration Year: 2017 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	29,270	[1]
Expiration Year: 2018 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	44,664	[1]
Expiration Year: 2019 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	35,905	[1]
Expiration Year: 2020 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	266	[1]
Expiration Year: 2021 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	60,198	[1]
Expiration Year: 2022 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	28,556	[1]
Expiration Year: 2023 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	16	[1]
Expiration Year: 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	7,178	[1]
Expiration Year: 2030 [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	4,293	[1]
Unlimited (No Expiration) [Member]
Operating Loss Carryforwards [Line Items]
Total of net operating losses for tax purposes -1-	€ 115	[1]

[1]	No deferred tax assets were recognized for these operating losses.